U.S. BANCORP FUND SERVICES, LLC
615 E. Michigan Street
Milwaukee, WI  53202

January 2, 2009

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Direxion Funds (the “Trust”)
File Nos. 333-28697 and 811-08243

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the “Act”), the Trust hereby certifies that the forms of:

the Prospectus and Statement of Additional Information for the Evolution Managed Bond Fund, Evolution All-Cap Equity Fund, Evolution Market Leaders Fund (formerly, the Evolution Small Cap Fund), and Evolution Alternative Investment Fund (formerly, the Evolution Total Return Fund);

that would have been filed under Rule 497(b) or (c) under the Act would not have differed from the documents each dated December 29, 2008, filed electronically as Post-Effective Amendment No. 86 to the Trust’s Registration Statement on Form N-1A on December 29, 2008.

If you have any questions regarding this filing, please call the undersigned at (414) 765-5366.

Sincerely,

/s/ Edward L. Paz.

Edward L. Paz
For US Bancorp Fund Services, LLC